Employee Benefits and Incentive Plans - Outstanding and Exercisable Information on Executive Management Rollover Options Granted under EIP (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Average Remaining Contractual Life (years)	8 years 9 months 22 days
Weighted Average Exercise Price	$ 27.44	$ 27.04	$ 24.00	$ 19.36
Executive Management Rollover Options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding and Exercisable Number of Options	287,578
Average Remaining Contractual Life (years)	1 year 5 months 16 days
Weighted Average Exercise Price	$ 5.47	$ 5.54	$ 266.72	$ 266.64